INVENTORY	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORY

NOTE 6 - INVENTORY:

Composed as follows:

	September 30,	December 31,
	2023	2022
	USD in thousands
Raw materials and supplies	242	438
Work in progress	277	148
Finished goods	263	44
	782	630

During the period ended September 30, 2023, no impairment occurred.

NOTE 4 - INVENTORY:

	December 31,
	2022	2021
	USD in thousands
Raw materials and supplies	438	99
Work in progress	148	2
Finished goods	44	66
	630	167

During the years 2022 and 2021, no impairment occurred.